Borrowings - International Loan (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)
Term loans
Disclosure of detailed information about borrowings [line items]
Term loans outstanding	$ 867,931	€ 602,673	$ 1,315,505	€ 893,219
Term loans | Maximum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.60%	4.60%	4.60%	4.60%
Term loans | Minimum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	1.45%	1.45%	1.45%	1.45%
Line of credit
Disclosure of detailed information about borrowings [line items]
Line of credit payable	$ 14,154	€ 10,628	$ 664,724	€ 485,404
Line of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.25%	2.25%	2.25%	2.25%
Line of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	1.95%	1.95%	1.95%	1.95%